SUBSEQUENT EVENTS (Details Narrative)	Jun. 15, 2026 USD ($)	Jun. 15, 2026 JPY (¥)	May 21, 2026 USD ($)	May 21, 2026 JPY (¥)	May 01, 2026 USD ($)	May 01, 2026 JPY (¥)
Subsequent Events [Abstract]
Acquisition of the business					$ 754,337	¥ 120,000,000
Equity interest	$ 2,857,556	¥ 454,580,040	$ 636,638	¥ 101,276,400